Regulatory Capital Financial Instruments (Details) - Schedule of Subordinated Bonds Per Currency - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Subordinated bonds denominated in USD	$ 199,701	$ 175,233
Subordinated bonds denominated in UF	1,710,996	1,638,705
Total subordinated bonds	$ 1,910,697	$ 1,813,938	$ 1,733,869